Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2017
Trading assets and liabilities
end of	2Q17	1Q17	4Q16
Trading assets (CHF million)
Debt securities	62,677	67,140	65,668
Equity securities	51,961	64,076	63,871
Derivative instruments [1]	20,932	22,076	26,782
Other	5,411	6,500	8,829
Trading assets	140,981	159,792	165,150
Trading liabilities (CHF million)
Short positions	26,917	30,532	24,565
Derivative instruments [1]	16,618	17,130	20,365
Trading liabilities	43,535	47,662	44,930
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2Q17	1Q17	4Q16
Cash collateral – netted (CHF million) [1]
Cash collateral paid	24,780	26,961	33,429
Cash collateral received	18,605	19,636	22,948
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	5,848	5,661	5,705
Cash collateral received	9,226	9,391	11,497
1 Recorded as cash collateral netting on derivative instruments in Note 21 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 18 – Other assets and other liabilities.

Bank
Trading assets and liabilities
end of	6M17	2016
Trading assets (CHF million)
Debt securities	62,766	65,675
Equity securities	52,003	63,874
Derivative instruments [1]	20,902	27,013
Other	5,413	8,830
Trading assets	141,084	165,392
Trading liabilities (CHF million)
Short positions	26,927	24,583
Derivative instruments [1]	16,588	20,369
Trading liabilities	43,515	44,952
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	6M17	2016
Cash collateral – netted (CHF million) [1]
Cash collateral paid	24,832	33,688
Cash collateral received	18,605	22,951
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	5,848	5,706
Cash collateral received	9,226	11,497
1 Recorded as cash collateral netting on derivative instruments in Note 20 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.